Net Loss Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2016
Net Loss Per Share of Common Stock
Schedule of calculation of basic and diluted net loss per share

	December 31,	December 31,	December 31,
	2016	2015	2014
Numerator:
Net loss	$(220,968)	$(185,080)	$(5,196)
Denominator:
Basic weighted-average common shares	641,561,610	612,047,053	307,005,057
Diluted weighted-average common shares	641,561,610	612,047,053	307,005,057
Basic net loss per share	$(0.34)	$(0.30)	$(0.02)
Diluted net loss per share	(0.34)	(0.30)	(0.02)

Schedule securities excluded from the computation of diluted net loss per share

	December 31,	December 31,	December 31,
	2016	2015	2014
Share options and non-vested restricted stock	55,551,000	69,536,350	57,954,000

Convertible bonds (see Note 18)	—	24,907,410	17,500,000

Total	55,551,000	94,443,760	75,454,000